Investment in Equipment Subject to Operating Leases (Details Narrative)		12 Months Ended
	Oct. 18, 2016 USD ($) Integer	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Depreciation | $			$ 16,123
SQN AIF V GP, LLC [Member]
Depreciation | $		$ 16,123
16 pizza ovens [Member]
Finance lease facility | $	$ 318,882
Number of lessees | Integer	5
Number of monthly payments | Integer	36
16 pizza ovens [Member] | SQN AIF V GP, LLC [Member]
Finance lease facility | $	$ 318,882
Number of lessees | Integer	5
Number of monthly payments | Integer	36